Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15.    SUBSEQUENT EVENTS

The Group has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that there are no events that would have required adjustment or disclosure in the financial statements.

27.    SUBSEQUENT EVENTS

On February 2, 2021, the Company closed its public offering of 4,938,271 Class A ordinary shares and warrants and obtained approximately RMB 120,791 (US$ 18,512).

Other than the subsequent event described above, the Company did not identify any subsequent events that would have required adjustment or disclosure on the combined and consolidated financial statements.